CAPITAL STRUCTURE (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 18, 2022	Feb. 28, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jan. 03, 2023	Dec. 31, 2022	Sep. 14, 2022	Sep. 13, 2022	Sep. 06, 2022	Aug. 19, 2022	Jul. 28, 2022	Jul. 27, 2022	Jul. 13, 2022	Jun. 27, 2022	Apr. 14, 2022	Mar. 30, 2022	Mar. 02, 2022	Jan. 28, 2022	Dec. 20, 2021	Sep. 22, 2021	Jul. 30, 2021	May 28, 2021	Nov. 23, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized			150,000,000				150,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001				$ 0.0001
Preferred Stock, Shares Authorized			10,000,000				10,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001				$ 0.0001
Common Stock, Shares, Issued			20,941,036				19,566,839
Common Stock, Shares, Outstanding			20,941,036				19,566,839
Adjustments to Additional Paid in Capital, Other			$ 0
Capital distributions			0	$ 0
Treasury stock			$ 0
Preferred Stock, Shares Issued			0				0
Preferred Stock, Shares Outstanding			0				0
Share-Based Payment Arrangement, Noncash Expense			$ 122,391	0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			1,320,050
Stock Options [Member]
Class of Stock [Line Items]
Share-Based Payment Arrangement, Noncash Expense			$ 122,391	$ 0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued				8,000
Preferred Stock, Shares Outstanding				8,000
Held By Vinings Shareholders [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares		110,762
Stock Repurchased During Period, Value		$ 247,165
Treasury Stock, Shares, Retired	110,762
Coral Investment Partners [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			336,869																					500,000
Warrants and Rights Outstanding, Maturity Date																								Nov. 30, 2023
Coral Investment Partners [Member] | Common Class A [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																								$ 2
Coral Investment Partners [Member] | Common Class B [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																								$ 5
Warrant Holder 1 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			504,461
Warrants and Rights Outstanding, Maturity Date																							Jun. 01, 2026
Warrant Holder 1 [Member] | $1 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 1
Warrants exercised shares												2,500
Warrant Holder 1 [Member] | Per Share 2 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 2
Warrant Holder 1 [Member] | $5 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 5
Warrant Holder 2 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			33,687
Warrants and Rights Outstanding, Maturity Date																						Jul. 26, 2026
Warrant Holder 2 [Member] | $1 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 1
Warrants exercised shares													195,000					5,000
Warrant Holder 2 [Member] | Per Share 2 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 2
Warrants exercised shares													75,000
Warrants expired shares									25,000
Warrant Holder 2 [Member] | $5 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 5
Purple Bio Tech [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			101,061																		300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 5
Purple Bio Tech [Member] | Common Stock Purchase Warrants [Member]
Class of Stock [Line Items]
Share-Based Payment Arrangement, Noncash Expense					$ 1,897,585
Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 1
Warrants and Rights Outstanding, Maturity Date																				Dec. 20, 2026
Warrants exercised shares											115,000
Warrants expired shares									10,000
Class of Warrant or Right, Outstanding			0
Warrant Holder 3 [Member] | Transferred To Warrant Holder 4 [Member]
Class of Stock [Line Items]
Warrants transferred														300,000
Warrant Holder 3 [Member] | Transferred To Warrant Holder 5 [Member]
Class of Stock [Line Items]
Warrants transferred														175,000
Warrant Holder 4 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														300,000
Warrants exercised shares											300,000
Class of Warrant or Right, Outstanding			0
Warrant Holder 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			126,326							175,000
Warrant Holder 9 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.50
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Class of Warrant or Right, Outstanding			0
Warrant Holder 9 [Member] | Transferred To Warrant Holder 5 [Member]
Class of Stock [Line Items]
Warrants transferred										200,000
Warrant Holder 6 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			84,217																250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.50
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Warrant Holder 7 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			134,747																400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.50
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Warrant Holder 8 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			775,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.50
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Warrants exercised shares								775,000
Class of Warrant or Right, Outstanding			0
Warrant Holder 10 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			350,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.50
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Warrants exercised shares								246,666			50,000							53,334
Class of Warrant or Right, Outstanding			0
Warrant Holder 11 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							158,328
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Warrant Holder 11 [Member] | $1 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1
Warrant Holder 11 [Member] | Per Share 2 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 2
Warrant Holder 11 [Member] | $1.50 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																170,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 1.50
Warrants and Rights Outstanding, Maturity Date																Jan. 31, 2024
Warrant Holder 12 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			1,018,050
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.50
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Warrants exercised shares								918,050			100,000
Class of Warrant or Right, Outstanding			0
Warrant Holder 13 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			225,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.50
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Warrants exercised shares								210,000										15,000
Class of Warrant or Right, Outstanding			0
Warrant Holder 14 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Warrants exercised shares											100,000
Class of Warrant or Right, Outstanding			0
Warrant Holder 15 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.50
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Warrants exercised shares								100,000
Class of Warrant or Right, Outstanding			0
Warrant Holder 16 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.50
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Warrants exercised shares								75,000							25,000
Class of Warrant or Right, Outstanding			0
Warrant Holder 17 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			52,050
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.50
Warrants and Rights Outstanding, Maturity Date																			Jan. 31, 2024
Warrants exercised shares								52,050
Class of Warrant or Right, Outstanding			0
Warrant Holder 18 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			84,217														250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 3
Warrants and Rights Outstanding, Maturity Date																			Mar. 30, 2024
Warrant Holder 19 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50
Warrants and Rights Outstanding, Maturity Date																			Apr. 01, 2027
Warrants exercised shares								300,000
Class of Warrant or Right, Outstanding			0
Warrant Holder 20 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 2.50
Warrants and Rights Outstanding, Maturity Date						Jan. 02, 2027
Warrant Holder 21 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.90
Warrants and Rights Outstanding, Maturity Date						Jan. 19, 2027